Commitments and Contingencies (Details) $ in Millions		1 Months Ended			12 Months Ended
	May. 13, 2015 USD ($)	Feb. 27, 2016 USD ($)	Jan. 30, 2016 item	Jun. 30, 2012 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments
2016					$ 856
2017					215
2018					118
2019					86
2020					59
Thereafter					236
Operating Leases
2016					28
2017					28
2018					26
2019					25
2020					24
Thereafter					190
Rental expense for operating leases					42	$ 35	$ 34
Pork
Conditional and Unconditional Commitments
Payments to acquire inventory and related assets		$ 148
Pork | Seaboard Triumph Foods
Conditional and Unconditional Commitments
Amount invested under equity method					$ 26
Pork | Seaboard Triumph Foods | Maximum
Conditional and Unconditional Commitments
Commitment to contribute to joint venture	$ 207
Pork | Pork processing facility
Conditional and Unconditional Commitments
Amount invested under equity method	26
Pork | Pork processing facility | Maximum
Conditional and Unconditional Commitments
Commitment to contribute to joint venture	$ 207
Commodity Trading and Milling
Conditional and Unconditional Commitments
Number of dry bulk vessels to be built | item				4
Cost of dry bulk vessels to be built				$ 90
Number of bulk vessels delivered | item			1		2
Number of bulk vessels not delivered | item					2
Hog procurement contracts
Commitments
2016					$ 139
2017					101
2018					33
2019					12
Hog procurement contracts | Pork
Conditional and Unconditional Commitments
Amount paid under the contract					171	227	191
Grain and feed ingredients
Commitments
2016					78
Grain purchase contracts for resale
Commitments
2016					358
Fuel supply contract
Commitments
2016					5
Equipment purchases and facility improvements
Commitments
2016					25
Construction of new dry bulk vessels
Commitments
2016					29
Other purchase commitments
Commitments
2016					35
2017					8
2018					8
2019					9
2020					13
Total firm purchase commitments
Commitments
2016					669
2017					109
2018					41
2019					21
2020					13
Vessel, time and voyage-charters
Commitments
2016					51
2017					23
2018					22
2019					22
2020					22
Thereafter					46
Vessel, time and voyage-charters | Marine
Conditional and Unconditional Commitments
Amount paid under the contract					$ 99	87	91
Vessel, time and voyage-charters | Marine | Minimum
Conditional and Unconditional Commitments
Contract period					1 year
Vessel, time and voyage-charters | Marine | Maximum
Conditional and Unconditional Commitments
Contract period					11 years
Contract grower finishing agreements
Commitments
2016					$ 11
2017					9
2018					7
2019					2
Contract grower finishing agreements | Pork
Conditional and Unconditional Commitments
Amount paid under the agreement					12	$ 13	$ 13
Incentive payments for achieving certain performance standards					1
Investment in pork processing facility joint venture
Commitments
2016					97
2017					46
2018					22
2019					$ 16